Supplemental Pro Forma Financial Information (unaudited) (Detail) (Broadview Security, USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended
	Sep. 24, 2010	Sep. 24, 2010
Broadview Security
Supplemental Financial Information [Line Items]
Revenue:	$ 193
Net income	(25)
Business Combination, Pro Forma Information
Business Acquisition, Pro Forma Revenue		2,942
Business Acquisition, Pro Forma Net Income (Loss)		$ 263